STOCK-BASED COMPENSATION PLANS (Summary of Stock Option Activity) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Number of Shares
Outstanding, beginning balance	10,257
Granted	1,795
Exercised	(1,450)
Cancelled	(234)
Outstanding, ending balance	10,368	10,257
Options vested	5,772
Weighted-Average Exercise Price per Share
Outstanding, beginning balance	$ 65
Granted	$ 84
Exercised	$ 60
Cancelled	$ 75
Outstanding, ending balance	$ 69	$ 65
Options vested	$ 64
Average remaining contractual life of options outstanding	6 years	7 years
Average remaining contractual life of options vested	5 years
Aggregate Intrinsic Value
Outstanding	$ 232	$ 184
Options vested	$ 159